Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Valuation allowance (in Dollars)					$ 80,230	$ 253,634	$ 80,230
Net operating loss carryovers (in Dollars)					$ 0	$ 299,023	$ 0
Effective income tax rate, percentage	(15.00%)	46.00%	(17.00%)	35.00%		60.90%	31.00%
Non-deductible transaction costs rate			21.00%			15.70%